Schedule of Estimated Using the Binomial Model to Determine the Fair Value of Warrant Liabilities (Details) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants issued	162,129,064	111,412,712
Number of warrants outstanding	162,129,064	111,412,712
June 2019 Issuance [Member] | Warrant Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.59
Warrants maturity date			Dec. 31, 2025
Number of warrants issued			11,660,000
August 2019 Issuance [Member] | Warrant Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercise price			$ 0.59
Warrants maturity date			Dec. 31, 2025
Number of warrants issued			17,920,000
Number of warrants outstanding			2,752,900
Warrants remain unchanged			2,752,900